Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Inventories [Abstract]
INVENTORIES
NOTE 4 – INVENTORIES

At September 30, 2013 and December 31, 2012, inventories consisted of the following:

	September 30,	December 31,
	2013	2012
Raw materials	$86,157	$41,914
Work in process	131,878	233,242
Finished goods	857,098	782,428
	1,075,133	1,057,584
Less: reserve for obsolete inventory	-	-
	$1,075,133	$1,057,584

For the nine months ended September 30, 2013 and 2012, the Company did not make any reserve for obsolete inventory.

NOTE 4 – INVENTORIES

At December 31, 2012 and 2011, inventories consisted of the following:
	December 31,
	2012	2011
Raw materials	$41,914	$38,963
Work in process	233,242	107,273
Finished goods	782,428	865,987
	1,057,584	1,012,223
Less: reserve for obsolete inventory	-	-
	$1,057,584	$1,012,223

For the years ended December 31, 2012 and 2011, the Company did not make any reserve for obsolete inventory.